Borrowings and Debentures	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Borrowings and Debentures
18.	Borrowings and Debentures

(1)	Short-term borrowings as of December 31, 2024 and 2023 are as follows:

(In millions of won)
Lender	Annual interest rate (%)	Maturity	December 31, 2024		December 31, 2023
SK Securities Co., Ltd.	3.62	Oct. 2, 2025	₩	50,000	—
Shinhan Securities Co., Ltd.	3.62	Oct. 2, 2025		50,000	—

			₩	100,000	—

(2)	Long-term borrowings as of December 31, 2024 and 2023 are as follows:

(In millions of won)
Lender	Annual interest rate (%)	Maturity	December 31, 2024		December 31, 2023
Korea Development Bank(*1)	1.87	Feb. 10, 2026	₩	15,625	28,125
Mizuho Bank, Ltd.	1.35	May. 20, 2024		—	100,000
DBS Bank Ltd.	1.32	May. 28, 2024		—	200,000
DBS Bank Ltd.	2.63	Mar. 10, 2025		200,000	200,000
Credit Agricole CIB	3.30	Apr. 29, 2024		—	50,000
Credit Agricole CIB	4.89	Nov. 28, 2025		50,000	50,000
Mizuho Bank, Ltd.(*2)	3M CD + 1.05	Jul. 25, 2025		50,000	50,000
Nonghyup Bank(*3)	MOR + 1.36	Nov. 17, 2024		—	40,000
DBS Bank Ltd.(*2)	3M CD + 0.075	Oct. 8, 2026		200,000	—

				515,625	718,125
Less: present value discount				(25)	(47)

				515,600	718,078
Less: current portions				(312,475)	(402,500)

			₩	203,125	315,578

(*1)	The long-term borrowings are to be repaid by installments on an annual basis from 2022 to 2026.
(*2)	3M CD rates are 3.41% and 3.83% as of December 31, 2024 and 2023, respectively.
(*3)	6M MOR rates are 3.33% and 3.85% as of December 31, 2024 and 2023, respectively.

(3)	Debentures as of December 31, 2024 and 2023 are as follows:

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2024		December 31, 2023
Unsecured corporate bonds	Operating fund	2032	3.45	₩	90,000	90,000
Unsecured corporate bonds		2033	3.22		130,000	130,000
Unsecured corporate bonds		2024	3.64		—	150,000
Unsecured corporate bonds	Refinancing fund	2024	2.82		—	190,000
	Operating and
Unsecured corporate bonds	refinancing fund	2025	2.49		150,000	150,000
Unsecured corporate bonds	Operating fund	2030	2.61		50,000	50,000
Unsecured corporate bonds		2025	2.66		70,000	70,000
Unsecured corporate bonds		2030	2.82		90,000	90,000
Unsecured corporate bonds	Refinancing fund	2025	2.55		100,000	100,000
Unsecured corporate bonds		2035	2.75		70,000	70,000
Unsecured corporate bonds	Operating fund	2026	2.08		90,000	90,000
Unsecured corporate bonds		2036	2.24		80,000	80,000
Unsecured corporate bonds		2026	1.97		120,000	120,000
Unsecured corporate bonds		2031	2.17		50,000	50,000
Unsecured corporate bonds	Refinancing fund	2027	2.55		100,000	100,000
	Operating and
Unsecured corporate bonds	refinancing fund	2032	2.65		90,000	90,000
Unsecured corporate bonds	Refinancing fund	2027	2.84		100,000	100,000
Unsecured corporate bonds	Operating fund	2028	3.00		200,000	200,000
Unsecured corporate bonds		2038	3.02		90,000	90,000
Unsecured corporate bonds		2038	2.44		50,000	50,000
Unsecured corporate bonds		2024	2.09		—	120,000
Unsecured corporate bonds		2029	2.19		50,000	50,000
Unsecured corporate bonds		2039	2.23		50,000	50,000
Unsecured corporate bonds	Refinancing fund	2024	1.49		—	60,000
	Operating and
Unsecured corporate bonds	refinancing fund	2029	1.50		120,000	120,000
Unsecured corporate bonds	Refinancing fund	2039	1.52		50,000	50,000
Unsecured corporate bonds		2049	1.56		50,000	50,000
Unsecured corporate bonds	Operating fund	2024	1.76		—	70,000
Unsecured corporate bonds		2029	1.79		40,000	40,000
Unsecured corporate bonds		2039	1.81		60,000	60,000
Unsecured corporate bonds		2025	1.75		130,000	130,000
Unsecured corporate bonds		2030	1.83		50,000	50,000
Unsecured corporate bonds		2040	1.87		70,000	70,000
Unsecured corporate bonds	Refinancing fund	2025	1.40		140,000	140,000
Unsecured corporate bonds		2030	1.59		40,000	40,000
Unsecured corporate bonds		2040	1.76		110,000	110,000
Unsecured corporate bonds		2024	1.17		—	80,000
Unsecured corporate bonds		2026	1.39		80,000	80,000
Unsecured corporate bonds		2031	1.80		50,000	50,000
Unsecured corporate bonds		2041	1.89		100,000	100,000
Unsecured corporate bonds		2024	2.47		—	90,000

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2024	December 31, 2023
Unsecured corporate bonds		2026	2.69	70,000	70,000
Unsecured corporate bonds		2041	2.68	40,000	40,000
Unsecured corporate bonds		2025	3.80	240,000	240,000
Unsecured corporate bonds		2027	3.84	70,000	70,000
Unsecured corporate bonds		2042	3.78	40,000	40,000
Unsecured corporate bonds		2025	4.00	300,000	300,000
Unsecured corporate bonds		2027	4.00	95,000	95,000
Unsecured corporate bonds		2024	4.79	—	100,000
Unsecured corporate bonds		2025	4.73	110,000	110,000
Unsecured corporate bonds		2027	4.74	60,000	60,000
Unsecured corporate bonds		2032	4.69	40,000	40,000
Unsecured corporate bonds		2026	3.65	110,000	110,000
Unsecured corporate bonds		2028	3.83	190,000	190,000
Unsecured corporate bonds		2026	3.72	80,000	80,000
Unsecured corporate bonds		2028	3.80	200,000	200,000
Unsecured corporate bonds		2030	3.96	70,000	70,000
Unsecured corporate bonds		2026	4.54	115,000	115,000
Unsecured corporate bonds		2028	4.68	100,000	100,000
Unsecured corporate bonds		2030	4.72	50,000	50,000
Unsecured corporate bonds		2033	4.72	30,000	30,000
Unsecured corporate bonds		2027	3.72	180,000	—
Unsecured corporate bonds		2029	3.73	110,000	—
Unsecured corporate bonds		2034	3.92	110,000	—
Unsecured corporate bonds		2027	2.91	170,000	—
Unsecured corporate bonds		2029	2.92	90,000	—
Unsecured corporate bonds		2034	2.96	40,000	—
Unsecured corporate bonds(*1)		2024	2.09	—	160,000
Unsecured corporate bonds(*1)	Operating and	2024	1.71	—	100,000
Unsecured corporate bonds(*1)	refinancing fund	2026	1.86	50,000	50,000
Unsecured corporate bonds(*1)		2025	1.64	100,000	100,000
Unsecured corporate bonds(*1)	Refinancing fund	2025	1.41	160,000	160,000
Unsecured corporate bonds(*1)		2024	1.69	—	100,000
Unsecured corporate bonds(*1)		2025	2.58	100,000	100,000
Unsecured corporate bonds(*1)		2032	2.92	50,000	50,000
Unsecured corporate bonds(*1)	Operating and	2025	4.21	50,000	50,000
Unsecured corporate bonds(*1)	refinancing fund	2026	4.28	100,000	100,000
Unsecured corporate bonds(*1)		2028	4.37	90,000	90,000
Unsecured corporate bonds(*1)	Facility fund	2026	4.87	100,000	100,000
Unsecured corporate bonds(*1)		2028	5.00	60,000	60,000
Unsecured corporate bonds(*1)	Refinancing fund	2027	3.89	170,000	—
Unsecured corporate bonds(*1)		2029	3.93	60,000	—
Unsecured corporate bonds(*1)	Facility and	2027	3.06	130,000	—
Unsecured corporate bonds(*1)	Refinancing fund	2029	3.06	115,000	—
Unsecured corporate bonds(*1)		2031	3.11	50,000	—

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2024		December 31, 2023
Unsecured global bonds	Operating fund	2027	6.63		588,000 (USD 400,000)	515,760 (USD 400,000)
Unsecured global bonds(*1)	Refinancing fund	2028	4.88		441,000 (USD 300,000)	386,820 (USD 300,000)
Floating rate notes(*2)	Operating fund	2025	SOFR rate + 1.17		441,000 (USD 300,000)	386,820 (USD 300,000)
Convertible bonds(*3)		2028	—		4,410 (USD 3,000)	3,868 (USD 3,000)
Convertible bonds(*3)		2028	—		—	3,868 (USD 3,000)
Convertible bonds(*3)		2028	—		—	2,579 (USD 2,000)
Convertible bonds(*3)		2028	—		—	10,444 (USD 8,100)
Convertible bonds(*3)		2028	—		23,741 (USD 16,150)	20,824 (USD 16,150)
Convertible bonds(*3)		2028	—		11,392 (USD 7,750)	9,993 (USD 7,750)
Convertible bonds(*3)		2028	—		11,760 (USD 8,000)	10,315 (USD 8,000)

					8,526,303	8,351,291
Less: discounts on bond					(15,023)	(25,648)

					8,511,280	8,325,643
Less: current portions of bonds					(2,147,634)	(1,219,344)

				₩	6,363,646	7,106,299

(*1)	Unsecured corporate bonds were issued by SK Broadband Co., Ltd., a subsidiary of the Parent Company.
(*2)	Applied interest rates are SOFR rate of 4.49% and 5.38% as of December 31, 2024 and 2023, respectively.

(*3)	Convertible bonds were issued by SAPEON Inc., a subsidiary of the Parent Company, and the conditions for issuing convertible bonds and changes are as follows:

1)	As of December 31, 2024, the conditions for issuing convertible bonds are as follows:

(In millions of won and thousands of U.S. dollars)
Series
	1	5	6	7
Total amount of convertible bonds authorized	4,410 (USD 3,000)	23,741 (USD 16,150)	11,392 (USD 7,750)	11,760 (USD 8,000)
Coupon rate	0% (However, if not converted, 4% from January 1, 2025, to three years from the issue date, and 8% thereafter until the maturity of the convertible bonds)
Repayment of interest and principal	Lump-sum repayment at maturity with accrued interest added to the issued amount
Convertible period	Until the maturity date or the mandatory conversion date
Type of shares to be issued upon conversion	Registered common stock or securities identical to subsequent investments
Conversion ratio	100%
Conversion price (In U.S. dollars)	USD 410.22 per share
Early redemption right	Exercisable from January 1, 2025, in case of non-fulfillment of certain conditions
The conversion rights of the aforementioned convertible bonds are classified as equity.

2)	The carrying amount of changes in the liability component (present value of non-convertible bonds) of the convertible bonds for the years ended December 31, 2024 are as follows:

(In millions of won and thousands of U.S. dollars)
2024
Beginning balance	59,235
(USD 45,939)
Issuance of convertible bonds	—
—
Repayment	18,778
(USD 14,230)
Amortization based on	17,279
effective interest rate	(USD 7,567)

Ending balance	57,736
(USD 39,276)

The liability component of convertible bonds (present value of non-convertible
bonds) is measured at amortized cost using the effective interest rate.